Financial Instruments and Hedging Activities - Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Derivatives, Fair Value [Line Items]
Net asset (liability) value of non-hedged derivative instruments	$ 260	$ (407)
Foreign currency contracts | Prepaid Expenses And Other Current Assets
Derivatives, Fair Value [Line Items]
Asset value of non-hedge derivative instruments	260	0
Foreign currency contracts | Accrued Expenses And Other Current Liabilities
Derivatives, Fair Value [Line Items]
Liability value of non-hedge derivative instruments	0	(272)
Security price guarantees | Accrued Expenses And Other Current Liabilities
Derivatives, Fair Value [Line Items]
Liability value of non-hedge derivative instruments	$ 0	$ (135)